Note 16 - Other Matters (Details) - USD ($)						1 Months Ended	12 Months Ended
	Sep. 01, 2018	Nov. 08, 2017	Dec. 31, 2016	Nov. 30, 2016	Nov. 07, 2016	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 16 - Other Matters (Details) [Line Items]
Proceeds from Issuance of Common Stock							$ 250,641	$ 255,373
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs							$ 39,176	55,711
Stock Issued During Period, Shares, Issued for Services (in Shares)							369,599
Stock Issued During Period, Value, Issued for Services							$ 10,000	10,000
Stock Issued During Period, Value, New Issues							$ 288,947	242,346
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)							1,350,000
Stock Issued During Period, Value, Share-based Compensation, Gross							$ 27,000
Chief Executive Officer [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)							45,000
Director [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)							50,000
Commission and Expense Reimbursement [Member]
Note 16 - Other Matters (Details) [Line Items]
Payments of Stock Issuance Costs							$ 293,720
Legal and Administrative Expense [Member]
Note 16 - Other Matters (Details) [Line Items]
Payments of Stock Issuance Costs							$ 39,176
Stock Subscriptions [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Subcriptions, Term							1 year
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs							$ 0	0
Interest Expense, Other							0	0
Dividends Payable							$ 49,290	$ 49,290
Stock Subscriptions [Member] | Minimum [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Subscriptions, Dividend Rate							6.00%
Stock Subscriptions [Member] | Maximum [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Subscriptions, Dividend Rate							12.00%
Consulting Agreement with Joshua Tyrell [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)			75,000	250,000	315,000
Deferred Compensation Arrangement with Individual, Maximum Contractual Term			6 months	12 months
Stock Issued During Period, Value, Issued for Services									$ 91,600
Security Purchase Agreement with Blackbridge Capital, LLC [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Value, New Issues									5,000,000
Line of Credit Facility, Commitment Fee Amount									150,000
Debt Instrument, Face Amount			$ 100,000						$ 100,000
Consulting Agreement with Eurasian Capital [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							369,599
Stock Issued During Period, Shares, Issued for Services (in Shares)						161,271		198,413
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		9 months
Line of Credit Facility, Description		$10,000
Equity Purchase Agreement with Oasis Capital [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	5,000,000
Debt Instrument, Face Amount	$ 150,000
Stock Issued, Price Per Share	price equal to 85% of the market price at the time of purchase
Debt Instrument, Term	1 year
Consultants [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)							850,000
Non-US Investors [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							6,162,119
Proceeds from Issuance or Sale of Equity							$ 583,536
Payments of Stock Issuance Costs								$ 417,217
Proceeds from the Sale of Equity, Net							250,641
Proceeds from Issuance of Common Stock, Gross								686,731
Proceeds from Issuance of Common Stock								$ 269,514
Non-US Investors [Member] | Commission and Expense Reimbursement [Member]
Note 16 - Other Matters (Details) [Line Items]
Payments of Stock Issuance Costs							$ 293,720
Non-US Investors [Member] | Post Reverse Split [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								4,739,123
Post Reverse Split [Member] | Consulting Agreement with Joshua Tyrell [Member]
Note 16 - Other Matters (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)									640,000